Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Parenthetical) (Detail) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 17.6	$ 20.3
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 18.80	$ 19.00
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Weighted-Average Grant Date Fair Value Per Shares	17.58
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Weighted-Average Grant Date Fair Value Per Shares	$ 18.91